Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of detailed information about trade and other receivables
The components of trade receivables, at December 31, 2025 and December 31, 2024 are as follows:

	2025	2024
Trade receivables	$58,408	$52,915
Expected credit loss allowance	(4,100)	(4,796)
Total trade receivables, net	$54,308	$48,119
As of December 31, 2025, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$30,289	$(473)	$29,816
1-30 days past due	13,255	(200)	13,055
30-60 days past due	6,883	(109)	6,774
60-90 days past due	1,955	(222)	1,733
90-120 days past due	716	(11)	705
>120 days past due	5,310	(3,085)	2,225
	$58,408	$(4,100)	$54,308
As of December 31, 2024, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$27,188	$(616)	$26,572
1-30 days past due	15,042	(306)	14,736
30-60 days past due	4,608	(185)	4,422
60-90 days past due	1,632	(214)	1,418
90-120 days past due	584	(38)	546
>120 days past due	3,863	(3,438)	425
	$52,915	$(4,796)	$48,119
Activity within the expected credit loss allowance for the years ended December 31, 2025 and December 31, 2024 consists of the following:

	2025	2024
Balance at January 1	$(4,796)	$(4,846)
Bad debt expense for the year	316	(618)
Utilization and other adjustments	380	668
Balance at December 31	$(4,100)	$(4,796)
The components of other receivables at December 31, 2025 and December 31, 2024 are as follows:

	2025	2024

Receivables due from SPE, net	$50,339	$51,931
Receivables, non-trade	9,886	8,330
Reserve for receivables, non-trade	(2,129)	(2,324)
Total other receivables, net	$58,096	$57,937
As of December 31, 2025, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$52,575	$—	$52,575
<180 days past due	6,585	(2,092)	4,493
180-365 days past due	1,065	(37)	1,028
	$60,225	$(2,129)	$58,096
As of December 31, 2024, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$54,064	$—	$54,064
<180 days past due	5,035	(2,256)	2,779
180-365 days past due	1,162	(68)	1,094
	$60,261	$(2,324)	$57,937